Provision for Income Taxes - Additional Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 69.9
State [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	0.2
Alternative Minimum Tax Credit Carryforward [Member] | Federal [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	$ 0.1